Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statements of Comprehensive Loss
Net loss	$ 5,526	$ 4,169	$ 11,589	$ 7,661
Other comprehensive loss:
Net unrealized gain on available for sale securities	(725)	(16)	(463)	(52)
Comprehensive loss	$ 4,801	$ 4,153	$ 11,126	$ 7,609